PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [abstract]
Depreciation expense of property and equipment	$ 1,153	$ 3,438	$ 6,002